CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Reclassification adjustment for amortization of unrecognized prior service credits included in net periodic pension costs, net of tax	$ 0.05	$ 0.05
Reclassification adjustment for amortization of unrecognized actuarial loss included in net periodic pension costs, tax	(8.1)	(1.9)
Gains (losses) on investments, net of tax	$ (0.1)	$ 0.2